As filed with the Securities and Exchange Commission on May 20, 2016

Registration Nos. 033-16439 and 811-05159

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 155	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 157	☒

RS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

One Bush Street, Suite 900

San Francisco, California 94104

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863

MATTHEW H. SCANLAN

c/o RS Investments

One Bush Street, Suite 900

San Francisco, California 94104

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 155 under the Securities Act and Amendment No. 157 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 20th day of May, 2016.

RS Investment Trust

By:	/s/ SHELLY (TAM) CHU
Shelly (Tam) Chu
	Title:	Treasurer and Principal Financial and Accounting Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ SHELLY (TAM) CHU	Treasurer and Principal Financial and Accounting Officer	May 20, 2016
Shelly (Tam) Chu

MATTHEW H. SCANLAN*	Trustee, President and Principal Executive Officer	May 20, 2016
Matthew H. Scanlan

JUDSON BERGMAN*	Trustee	May 20, 2016
Judson Bergman

DENNIS M. BUSHE*	Trustee	May 20, 2016
Dennis M. Bushe

KENNETH R. FITZSIMMONS JR.*	Trustee	May 20, 2016
Kenneth R. Fitzsimmons, Jr.

ANNE M. GOGGIN*	Trustee	May 20, 2016
Anne M. Goggin

CHRISTOPHER C. MELVIN JR.*	Trustee	May 20, 2016
Christopher C. Melvin Jr.

GLORIA S. NELUND*	Trustee	May 20, 2016
Gloria S. Nelund

* By:	/s/ NINA GUPTA
Nina Gupta
Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith

EXHIBIT INDEX

EXHIBIT NO.	TITLE OF EXHIBIT

101	Risk/Return summary in interactive data format.